March 11, 2025

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Emerging Markets Growth Fund, Inc.
File No. 333-74995 and No. 811-04692

Dear Sir or Madam:

On behalf of Emerging Markets Growth Fund, Inc. (“Registrant”), we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 42 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 73 under the Investment Company Act of 1940 (the “1940 Act”).

This Post-Effective Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 to reflect the following changes relating to Registrant:

•	A name change of the fund from “Emerging Markets Growth Fund, Inc.” to “Emerging Markets Equities Fund, Inc.”;

•	The addition of Class F-2 shares; and

•	A change in the primary benchmark from MSCI Emerging Markets Investable Market Index (IMI) to MSCI Emerging Markets Index.

Given the discrete nature of the changes noted above, we respectfully request limited review of this Post-Effective Amendment.

We propose that the registration statement become effective on June 2, 2025 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (a)(1) of Rule 485 of the 1933 Act prior to June 2, 2025, to reflect any comments received from the Securities and Exchange Commission.

If you have any questions about the enclosed, please contact Clara Kang at clara.kang@capgroup.com or (213) 615-3736.

JENNIFER BUTLER

Secretary

Attachment